Sports Portfolio Acquisitions and Discontinued Operations - Schedule of Condensed Consolidated Statement of Profit or Loss (Details) - Juve Stabia [Member] € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Sports Portfolio Acquisitions and Discontinued Operations - Schedule of Condensed Consolidated Statement of Profit or Loss (Details) [Line Items]
Revenue	€ 2,577
Operating expenses
Equity based expense and warrants
General and administrative expenses	12,068
Impairment of non-financial assets
Total operating expenses	12,068
Operating loss from continuing operations	(9,491)
Other income (expense):
Interest expense	(63)
Other income	5,156
Total other income, net	5,093
Loss before income taxes	(4,398)
Provision for income taxes	150
Net loss	€ (4,548)